RELATED PARTY TRANSACTIONS	6 Months Ended
Mar. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7      RELATED PARTY TRANSACTIONS

For the six months ended March 31, 2011, a stockholder of the Company contributed services having a fair value of $2,600 (See Note 3(B)).

For the six months ended March 31, 2011 a principal stockholder of the Company contributed services on behalf of the Company in the acquisition of the intellectual property with a fair value of $287,000 (See Note 3(B)).

On February 22, 2011, the Company received $50,000 for an unsecured convertible non-interest bearing note payable, due ten days after written demand is made.  All debt can be converted at the rate of $0.10 per share.  At March 28 2011 the stockholder converted $50,000 of convertible debt into 500,000 shares of common stock. In connection with the issuance of this note, the Company recognized a beneficial conversion of $50,000 that resulted in a discount to the note payable. The discount was being amortized into earnings over the term of the note. The discount was fully amortized as of March 28, 2011 due to the note being converted (See Note 3(G) 5, and 6).

For the year ended September 30, 2010 a stockholder of the Company contributed services having a fair value of $5,200 (See Note 3(B)).

For the year ended September 30, 2009 a stockholder of the Company contributed services having a fair value of $5,200 (See Note 3(B)).

For the year ended September 30, 2008 the stockholder of the Company contributed services having a fair value of $5,200 (See Note 3(B)).
For the period from August 14, 2007 (Inception) throughSeptember 30, 2007, the Company received $100 from a principal stockholder. Proceeds have been recorded as an in-kind contribution (See Note 3(B)).

For the period from August 14, 2007 (Inception) through September 30, 2007 the shareholder of the Company contributed services having a fair value of $700 (See Note 3(B)).

On August 14, 2007, the Company issued 5,000,000 shares of common stock to its founders having a fair value of $500 ($0.0001/share) in exchange for services provided (See Note 3(C)).